Note 10 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Note 10 - Commitments and Contingencies
Schedule of Non Cancelable Long-term Time Charter Contracts [Table Text Block]
12-month period ending December 31,	Amount
2026	$67,556
2027	8,047
Total	$75,603